Note 44 - Administration Costs - Average Number Of Employees By Geographical Area - Average Employees (Details) - Employee	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
BBVA, S.A. [Member]
Average BBVA S A Employees Line Items
Average Number Of Employees	26,869	25,979	25,475